DIVIDENDS (Details Narrative)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Dividends	$ 0	$ 0
Techcreate Solution Private Limited [Member]
Final tax exempt dividend				$ 200,000
Diginus Pte Ltd [Member]
Final tax exempt dividend			$ 150,000	$ 207,863